CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss before Income tax	$ (231,290)	$ (226,463)	$ (180,732)
Depreciation and amortization of tangible and intangible assets	11,646	9,656	9,282
Impairment losses on loans, receivables and other assets	6,008	2,011	5,028
Impairment losses on obsolete inventories	1,947	416	539
Share-based payment expense	8,240	34,548	24,710
Net (gain)/loss from disposal of tangible and intangible assets	35	180	(19)
Change in provision for liabilities and other charges	473	(243)	6,226
Lease modification (income)/expense	23	(37)	(66)
Interest (income)/expense	(2,721)	(996)	700
Discounting effect (income) / expense	486	0	0
Net foreign exchange (gain)/loss	5,517	(7,656)	12,118
Net (gain)/loss on financial instruments at fair value through profit or loss	7,167	998	0
Impairment losses / (reversals) on financial assets at fair value through OCI	(35)	88	0
Net (gain)/loss recognized on disposal of debt instruments held at fair value through OCI	2,290	0	0
Share-based payment expense - settlement	(444)	(1,237)	0
(Increase)/Decrease in trade and other receivables, prepaid expenses and other tax receivables	(39,526)	(3,017)	6,120
(Increase)/Decrease in inventories	(4,036)	(3,751)	2,007
Increase/(Decrease) in trade and other payables, deferred income and other tax payables	(3,099)	26,341	2,951
Income taxes paid	(2,859)	(2,017)	(1,253)
Net cash flows used in operating activities	(240,178)	(171,179)	(112,389)
Cash flows from investing activities
Purchase of property and equipment	(11,147)	(7,166)	(2,279)
Proceeds from sale of property and equipment	11	22	24
Purchase of intangible assets	0	(19)	(595)
Interest received	4,762	2,602	883
Movement in other non-current assets	(1,586)	(683)	57
Movement in term deposits and other financial assets	220,207	(399,566)	68,862
Net cash flows (used in) / from investing activities	212,247	(404,810)	66,952
Cash flows from financing activities
Interest settled - financing	(41)	(74)	(39)
Payment of lease interest	(1,496)	(1,543)	(1,520)
Repayment of lease liabilities	(7,170)	(5,072)	(4,570)
Equity transaction costs	(79)	(7,779)	(12,776)
Capital Contributions	0	348,646	243,202
Proceeds from exercise of stock options	26	68	747
Net cash flows (used in) / from financing activities	(8,760)	334,246	225,044
Net (decrease)/increase in cash and cash equivalents	(36,691)	(241,743)	179,607
Effect of exchange rate changes on cash and cash equivalents	(8,820)	(15,098)	3,645
Cash and cash equivalents at the beginning of the period	117,090	373,931	190,679
Cash and cash equivalents at the end of the period	$ 71,579	$ 117,090	$ 373,931